Income Taxes - Summary of Loss Before Provision for Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Income Tax Disclosure [Abstract]
Domestic (Canada)	$ (99,157)	$ (23,965)
Foreign (US)	(743)	(475)
Net loss before provision for income taxes	$ (99,900)	$ (24,440)